Note Receivable	12 Months Ended
Dec. 31, 2012
Note Receivable
8.	NOTE RECEIVABLE
In August 2011, Turquoise Hill received $103.0 million as payment for a promissory note, which had a carrying value of $nil, and recognized a $103.0 million gain on settlement.